Deferred Taxation - Additional Inforation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Unused tax losses	$ 127,147	$ 97,607
Temporary differences	16,128	17,221
Unused tax credit	6,000
Uncertain tax treatment	$ 1,700	$ 2,190